GOODWILL AND OTHER INTANGIBLE ASSETS (Details - Schedule of patents) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 904,269	$ 904,269
Less: accumulated amortization	(661,908)	(636,394)
Patents, net	$ 242,361	$ 267,875